Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Depreciation And Amortization Expense [Abstract]
Summary of Depreciation and Amortization

Depreciation and amortization for the years ended December 31, 2022, 2023 and 2024 were comprised of the following:

	2022		2023		2024
Depreciation	Ps.	728,860	Ps.	851,577	Ps.	1,214,148
Amortization		1,584,461		1,694,125		1,846,891
	Ps.	2,313,321	Ps.	2,545,702	Ps.	3,061,039